The Company	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Company
The Company

1.	The Company

Bone Biologics, Inc. (“Bone” or the “Company”) was incorporated in California on March 9, 2004. Bone is a privately-held biotechnology company that is currently focused on bone regeneration in spinal fusion using the recombinant human protein, known as UCB-1 (or “Nell-1”). The Nell-1 protein is an osteoinductive recombinant protein that provides target specific control over bone regeneration. The protein has been licensed exclusively for worldwide applications to Bone Biologics through a technology transfer from the University of California, Los Angeles (“UCLA”). Bone Biologics recently received guidance from the United States Food and Drug Administration (“FDA”) that Nell-1 will be classified as a combination product with a device lead.

The production and marketing of the Company’s products and its ongoing research and development activities will be subject to extensive regulation by numerous governmental authorities in the United States. Prior to marketing in the United States, any drug developed by the Company must undergo rigorous preclinical (animal) and clinical (human) testing and an extensive regulatory approval process implemented by the FDA under the Food, Drug and Cosmetic Act. The Company has limited experience in conducting and managing the preclinical and clinical testing necessary to obtain regulatory approval. There can be no assurance that the Company will not encounter problems in preclinical and clinical trials that will cause the Company or the FDA to delay or suspend clinical trials.

The Company’s success will depend in part on its ability to obtain patents and product license rights, maintain trade secrets, and operate without infringing on the proprietary rights of others, both in the United States and other countries. There can be no assurance that patents issued to or licensed by the Company will not be challenged, invalidated, or circumvented, or that the rights granted thereunder will provide proprietary protection or competitive advantages to the Company.

In August 2012, the Company, along with its majority owner and debt holder, Musculoskeletal Transplant Foundation, Inc. (“MTF”) and AFH Holding & Advisory, LLC (“AFH”) entered into a Letter of Intent (“LOI”), as amended on August 19, 2013 and subsequently on May 7, 2014, to consummate a business combination through a share exchange, reverse merger, or other similar transactions resulting in the Company becoming a public entity (“The Transaction”) and the contemplated subsequent financings (see Note 4).

Going Concern and Liquidity

The Company has no significant operating history and, from March 9, 2004 (inception) to June 30, 2014, has generated a net loss of approximately $8.4 million. The Company will continue to incur significant expenses for development activities for their lead product Nell-1. The accompanying condensed financial statements for the three and six months ended June 30, 2014, have been prepared assuming the Company will continue as a going concern. In connection with the LOI, management intends to raise additional debt and/or equity financing to fund future operations and to provide additional working capital. However, there is no assurance that such financing will be consummated or obtained in sufficient amounts necessary to meet the Company’s needs.

The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the possible inability of the Company to continue as a going concern.

1.	The Company

Bone Biologics, Inc. (“Bone” or the “Company”) was incorporated in California on March 9, 2004. Bone is a privately-held biotechnology company that is currently focused on bone regeneration in spinal fusion using the recombinant human protein, known as UCB-1 (or “Nell-1”). The UCB-1 protein is an osteoinductive recombinant protein that provides target specific control over bone regeneration. The protein has been licensed exclusively for worldwide applications to Bone Biologics through a technology transfer from the University of California, Los Angeles (“UCLA”). Bone Biologics recently received guidance from the United States Food and Drug Administration (“FDA”) that UCB-1 will be classified as a combination product with a device lead.

The Company is a development stage entity. The production and marketing of the Company’s products and its ongoing research and development activities will be subject to extensive regulation by numerous governmental authorities in the United States. Prior to marketing in the United States, any drug developed by the Company must undergo rigorous preclinical (animal) and clinical (human) testing and an extensive regulatory approval process implemented by the FDA under the Food, Drug and Cosmetic Act. The Company has limited experience in conducting and managing the preclinical and clinical testing necessary to obtain regulatory approval. There can be no assurance that the Company will not encounter problems in clinical trials that will cause the Company or the FDA to delay or suspend clinical trials.

The Company’s success will depend in part on its ability to obtain patents and product license rights, maintain trade secrets, and operate without infringing on the proprietary rights of others, both in the United States and other countries. There can be no assurance that patents issued to or licensed by the Company will not be challenged, invalidated, or circumvented, or that the rights granted thereunder will provide proprietary protection or competitive advantages to the Company.

In August 2012, the Company, along with its majority owner and debt holder, Musculoskeletal Transplant Foundation, Inc. (“MTF”) and AFH Holding & Advisory, LLC (“AFH”) entered into a Letter of Intent (“LOI”), as amended on August 19, 2013, to consummate a business combination through a share exchange, reverse merger, or other similar transactions resulting in the Company becoming a public entity (“The Transaction”) and the contemplated subsequent financings (see Note 4).

Going Concern and Liquidity

The Company has no significant operating history and, from March 9, 2004 (inception) to December 31, 2013, has generated an accumulated deficit of approximately $7.6 million. The Company will continue to incur significant expenses for development activities for their lead product Nell-1. The accompanying financial statements for the year ended December 31, 2013, have been prepared assuming the Company will continue as a going concern. In connection with the LOI, management intends to raise additional debt and/or equity financing to fund future operations and to provide additional working capital. However, there is no assurance that such financing will be consummated or obtained in sufficient amounts and on acceptable terms necessary to meet the Company’s needs.

The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the possible inability of the Company to continue as a going concern.